                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  December 31, 2009
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                                  OneBeacon Insurance Group, Ltd.
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   Address of Principal Executive Office: 601 Carlson Parkway
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                                          Minnetonka, Minnesota 55305
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                                          U.S.A.
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Form 13F File Number: 028-12951
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann Marie Andrews
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Title:   Chief Accounting Officer
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Phone:   (781) 332-7000
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Signature, Place, and Date of Signing:

       /s/ Ann Marie Andrews          Canton, Massachusetts   February 9, 2010
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           [Signature]                    [City, State]            [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

No.     Form 13F File Number    Name
--      --------------------    ------------------------
1.      028-04685               Prospector Partners, LLC


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:
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                                            (thousands)

List of other included managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File number:         Form 13F File Number:            Name: